Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Number Of Shares Used In Calculation Of Earnings Per Share

(In thousands)	2011	2010	2009
Weighted Average Shares
Outstanding — Basic	26,588	26,450	26,216
Dilutive Options and Performance-
Accelerated Restricted Stock	315	288	344
Shares — Diluted	26,903	26,738	26,560